Subsidiaries - Schedule of Wholly-Owned Direct Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
MDXHEALTH INC.[Member]
Schedule of Wholly-Owned Direct Subsidiaries [Line Items]
Address	15279 Alton Parkway – Suite 100 – Irvine, CA 92618
Incorporation Date	Apr. 14, 2003
MDxHealth B.V. [Member]
Schedule of Wholly-Owned Direct Subsidiaries [Line Items]
Address	Transistorweg 5, 6534 AT Nijmegen, The Netherlands
Incorporation Date	Oct. 18, 2006
MDxHealth B.V.
Incorporated into MDxHealth on	September 18, 2015